Consolidated Statement of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock	Paid-In Capital	Deficit accumulated during the development stage	Total
Beginning Balance (Since Inception) at Mar. 19, 2013
Beginning Balance (Since Inception) (in shares) at Mar. 19, 2013
Net loss			(6,307)	(6,307)
Shares issued upon formation (in shares)	1,500
Norwegian private placements	972	823,307		824,279
Norwegian private placements (in shares)	97,240,411
Initial public offering	313	282,568		282,881
Initial public offering (in shares)	31,300,000
Issuance of shares of restricted stock, in value	49	(49)
Issuance of shares of restricted stock (in shares)	4,862,020
Restricted stock amortization		3,359		3,359
Ending Balance at Dec. 31, 2013	$ 1,334	$ 1,109,185	$ (6,307)	$ 1,104,212
Ending Balance (in Shares) at Dec. 31, 2013	133,403,931			133,403,931